UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
 (Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2007 - (Unaudited)

Shares		Value
	COMMON STOCKS - 92.7%
	Consumer Discretionary - 15.5%
43,000	Amazon.Com, Inc. (a)	$3,377,220
74,100	Bed Bath & Beyond, Inc. (a)	2,566,824
46,400	CarMax, Inc. (a)	1,110,352
57,400	Chico's FAS, Inc. (a)	1,111,264
3,801	Citadel Broadcasting Corp.	19,081
30,000	Comcast Corp. - Class A (a)	788,100
45,100	DIRECTV Group, Inc. (The) (a)	1,010,691
35,000	Dow Jones & Co, Inc.	2,008,300
74,000	Dress Barn, Inc. (a)	1,346,060
30,000	Eastman Kodak Co.	757,500
15,900	Kohl's Corp. (a)	966,720
20,000	Mattel, Inc.	458,200
7,000	Men's Wearhouse, Inc.	345,800
3,600	Nordstrom, Inc.	171,288
68,500	Sony Corp. - ADR	3,612,690
4,050	Target Corp.	245,309
101,950	TJX Cos, Inc.	2,829,112
13,000	Viacom, Inc. (a)	497,900
53,500	Walt Disney Co. (The)	1,765,500
34,000	Whirlpool Corp.	3,471,740
		28,459,651
	Consumer Staples - 0.2%
30,700	Cott Corp. (a)	377,917

	Energy - 5.6%
17,400	Arch Coal, Inc.	520,086
5,000	ConocoPhillips	404,200
29,000	EnCana Corp.	1,768,420
22,000	EOG Resources, Inc.	1,542,200
1,400	GlobalSantaFe Corp.	100,394
8,000	Murphy Oil Corp.	496,320
13,422	National Oilwell Varco, Inc. (a)	1,612,116
150	Noble Corp.	15,369
30,000	Peabody Energy Corp.	1,267,800
6,200	Pogo Producing Co.	330,212
23,600	Schlumberger Ltd.	2,235,392
		10,292,509
	Financials - 8.3%
38,300	American International Group, Inc.	2,458,094
48,396	Bank of New York Mellon Corp. (The)	2,059,250
620	Berkshire Hathaway, Inc. - Class B (a)	2,234,480
10,000	Chubb Corp.	504,100
7,400	Citigroup, Inc.	344,618
53,000	Discover Financial Services (a)	1,221,650
22,000	Fannie Mae	1,316,480
5,500	Fifth Third Bancorp	202,895
89,850	Marsh & McLennan Cos, Inc.	2,475,367
4,950	MBIA, Inc.	277,695
15,000	Progressive Corp. (The)	314,700
12,000	Travelers Cos, Inc.	609,360
33,400	Washington Mutual, Inc.	1,253,502
		15,272,191

	Health Care - 24.6%
93,100	Affymetrix, Inc. (a)	2,269,778
103,600	Amgen, Inc. (a)	5,567,464
64,000	Biogen Idec, Inc. (a)	3,618,560
275,656	Boston Scientific Corp. (a)	3,624,876
154,700	Eli Lilly & Co.	8,367,723
76,500	GlaxoSmithKline PLC - ADR	3,907,620
113,700	Medtronic, Inc.	5,761,179
112,550	Novartis AG - ADR	6,072,073
2,400	Pfizer, Inc.	56,424
19,300	Roche Holding AG - CHF	3,446,314
50,500	Sepracor, Inc. (a)	1,420,565
19,900	Waters Corp. (a)	1,159,374
		45,271,950
	Industrials - 13.0%
10,000	3M Co.	889,200
35,000	Alaska Air Group, Inc. (a)	816,550
15,000	Alexander & Baldwin, Inc.	813,300
78,000	AMR Corp. (a)	1,925,040
20,000	Avery Dennison Corp.	1,226,800
7,500	Boeing Co.	775,725
2,200	Burlington Northern Santa Fe Corp.	180,708
20,000	Canadian National Railway Co.	1,042,600
15,200	Caterpillar, Inc.	1,197,760
24,000	Chicago Bridge & Iron Co. N.V.	974,400
2,000	Deere & Co.	240,840
6,000	FedEx Corp.	664,440
2,050	Fluor Corp.	236,795
24,000	General Electric Co.	930,240
29,600	JetBlue Airways Corp. (a)	291,560
37,100	McDermott International, Inc. (a)	3,077,074
5,200	Norfolk Southern Corp.	279,656
24,700	Pall Corp.	1,025,544
288,300	Southwest Airlines Co.	4,514,778
2,300	Thomas & Betts Corp. (a)	142,140
7,800	Union Pacific Corp.	929,292
24,300	United Parcel Service, Inc.	1,839,996
		24,014,438
	Information Technology - 18.0%
16,250	Accenture Ltd. - Class A	684,613
9,300	Agilent Technologies, Inc. (a)	354,795
82,900	Applied Materials, Inc.	1,827,116
65,700	ASML Holding N.V. - ADR (a)	1,942,092
6,400	Comverse Technology, Inc. (a)	123,328
65,000	Corning, Inc.	1,549,600
108,900	EMC Corp. (a)	2,015,739
80,000	Intel Corp.	1,889,600
100,000	Intuit, Inc. (a)	2,864,000
65,000	KLA-Tencor Corp.	3,691,350
16,000	L.M. Ericsson Telephone Co. - ADR	598,560
65,000	Microsoft Corp.	1,884,350
70,000	Motorola, Inc.	1,189,300
33,200	Nortel Networks Corp (a)	718,448
18,000	NVIDIA Corp. (a)	823,680
86,500	Oracle Corp. (a)	1,653,880
7,200	Paychex, Inc.	297,936
6,800	Research In Motion Ltd. (a)	1,455,200
142,100	Symantec Corp. (a)	2,728,320
102,000	Texas Instruments, Inc.	3,589,380
1,138	Verigy Ltd. (a)	27,835
54,000	Yahoo!, Inc. (a)	1,255,500
		33,164,622

	Materials - 4.6%
18,500	Alcoa, Inc.	706,700
87,780	Domtar Corp. (a)	834,788
3,000	Dow Chemical Co. (The)	130,440
18,000	Freeport-McMoRan Copper & Gold, Inc.	1,691,640
2,000	Minerals Technologies, Inc.	129,340
14,300	Monsanto Co.	921,635
18,000	Newmont Mining Corp.	751,500
21,000	Potash Corp. of Saskatchewan	1,695,540
5,950	Praxair, Inc.	455,889
8,000	Vulcan Materials Co.	765,760
6,525	Weyerhaeuser Co.	464,841
		8,548,073
	Telecommunication Services - 2.9%
61,700	NeuStar, Inc. - Class A (a)	1,779,428
168,350	Sprint Corp.	3,456,226
		5,235,654
	TOTAL COMMON STOCKS
	(cost $153,060,874)	$170,637,005
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 7.9%
$14,581,881	Dreyfus Treasury Cash Management	$14,581,881
	TOTAL SHORT TERM INVESTMENTS
	(Cost $14,581,881)	14,581,881
	TOTAL INVESTMENTS
	(Cost $167,642,755^) - 100.6%	185,218,886
	Liabilities in Excess of Other Assets - (0.6)%	-1,095,826
	TOTAL NET ASSETS - 100.0%	$184,123,060

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

		Value

^ The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows:
Cost of investments	$167,642,755
Gross unrealized appreciation	23,654,618
Gross unrealized depreciation	(6,078,486)
Net unrealized appreciation	$17,576,132

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2007 - (Unaudited)

Shares		Value
	COMMON STOCKS - 94.3%
	Consumer Discretionary - 11.8%
240,000	99 Cents Only Stores (a)	$2,920,800
34,000	Amazon.Com, Inc. (a)	2,670,360
156,900	Bed Bath & Beyond, Inc. (a)	5,435,016
86,900	CarMax, Inc. (a)	2,079,517
158,300	Chico's FAS, Inc. (a)	3,064,688
268	Citadel Broadcasting Corp.	1,345
37,500	Comcast Corp. - Class A (a)	985,125
54,800	DIRECTV Group, Inc. (The) (a)	1,228,068
146,000	Dress Barn, Inc. (a)	2,655,740
157,000	Gentex Corp.	3,099,180
17,850	Kohl's Corp. (a)	1,085,280
60,000	Mattel, Inc.	1,374,600
20,000	Men's Wearhouse, Inc.	988,000
6,700	Nordstrom, Inc.	318,786
443,800	Quiksilver, Inc. (a)	5,693,954
148,000	Sony Corp. - ADR	7,805,520
7,450	Target Corp.	451,247
118,250	TJX Cos, Inc.	3,281,437
30,000	Viacom Inc New (a)	1,149,000
3,500	Walt Disney Co. (The)	115,500
900	Yum! Brands, Inc.	28,836
		46,431,999
	Energy - 5.7%
122,000	Arch Coal, Inc.	3,646,580
1,196	Chevron Corp.	101,971
21,600	EnCana Corp.	1,317,168
53,000	EOG Resources, Inc.	3,715,300
10,000	Murphy Oil Corp.	620,400
30,000	National Oilwell Varco, Inc. (a)	3,603,300
2,000	Noble Corp.	204,920
60,000	Oceaneering International, Inc. (a)	3,369,600
5,600	Pogo Producing Co.	298,256
4,000	Pride International, Inc. (a)	140,200
55,600	Schlumberger Ltd.	5,266,432
2,400	Transocean, Inc. (a)	257,880
		22,542,007
	Financials - 5.5%
57,250	American International Group, Inc.	3,674,305
104,245	Bank of New York Mellon Corp. (The)	4,435,625
1,100	Berkshire Hathaway, Inc. - Class B (a)	3,964,400
20,000	Chubb Corp.	1,008,200
6,000	Fifth Third Bancorp	221,340
120,000	Hanmi Financial Corp.	1,740,000
142,250	Marsh & McLennan Cos, Inc.	3,918,987
10,700	MBIA, Inc.	600,270
25,000	Progressive Corp. (The)	524,500
4,600	State Street Corp.	308,338
34,300	Washington Mutual, Inc.	1,287,279
		21,683,244

	Health Care - 25.6%
306,150	Affymetrix, Inc. (a)	7,463,937
14,000	Alcon, Inc.	1,911,000
144,000	Amgen, Inc. (a)	7,738,560
91,000	Biogen Idec, Inc. (a)	5,145,140
382,200	Boston Scientific Corp. (a)	5,025,930
448,000	Conceptus, Inc. (a)	7,257,600
287,500	Eli Lilly & Co.	15,550,875
112,000	GlaxoSmithKline PLC - ADR	5,720,960
50,000	Kinetic Concepts, Inc. (a)	3,074,000
220,000	Medtronic, Inc.	11,147,400
189,450	Novartis AG - ADR	10,220,827
370,000	Possis Medical, Inc. (a)	4,114,400
43,300	Roche Holding AG - CHF	7,731,886
98,800	Sepracor, Inc. (a)	2,779,244
77,000	SurModics, Inc. (a)	3,531,990
44,000	Waters Corp. (a)	2,563,440
		100,977,189
	Industrials - 9.2%
20,000	3M Co.	1,778,400
160,000	AMR Corp. (a)	3,948,800
23,300	Avery Dennison Corp.	1,429,222
13,700	Caterpillar, Inc.	1,079,560
20,000	FedEx Corp.	2,214,800
18,750	Fluor Corp.	2,165,812
146,250	JetBlue Airways Corp. (a)	1,440,563
10,400	Kirby Corp. (a)	421,304
64,000	McDermott International, Inc. (a)	5,308,160
68,400	Pall Corp.	2,839,968
616,700	Southwest Airlines Co.	9,657,522
50,000	United Parcel Service, Inc.	3,786,000
		36,070,111
	Information Technology - 33.5%
31,550	Accenture Ltd. - Class A	1,329,202
40,000	Adobe Systems, Inc. (a)	1,611,600
3,800	Agilent Technologies, Inc. (a)	144,970
198,000	Altera Corp.	4,593,600
70,500	Applied Materials, Inc.	1,553,820
234,250	ASML Holding N.V. - ADR (a)	6,924,430
2,800	Autodesk, Inc. (a)	118,636
239,800	Avid Technology, Inc. (a)	7,697,580
162,900	Avocent Corp. (a)	4,455,315
100,000	Comverse Technology, Inc. (a)	1,927,000
151,900	Corning, Inc.	3,621,296
87,000	Cymer, Inc. (a)	3,719,250
276,700	EMC Corp. (a)	5,121,717
311,800	FormFactor, Inc. (a)	11,970,002
8,000	Google, Inc. - Class A (a)	4,080,000
110,000	Intel Corp.	2,598,200
60,000	Intersil Corp. - Class A	1,755,000
222,000	Intuit, Inc. (a)	6,358,080
85,000	KLA-Tencor Corp.	4,827,150
48,000	L.M. Ericsson Telephone Co. - ADR	1,795,680
49,000	McAfee, Inc. (a)	1,757,140
127,200	Micron Technology, Inc. (a)	1,509,864
118,600	Microsoft Corp.	3,438,214
90,000	Motorola, Inc.	1,529,100
157,900	NAVTEQ Corp. (a)	8,547,127
49,670	Nortel Networks Corp (a)	1,074,859
150,000	Nuance Communications, Inc. (a)	2,472,000
60,000	NVIDIA Corp. (a)	2,745,600
189,600	Oracle Corp. (a)	3,625,152
14,000	Paychex, Inc.	579,320
50,600	QUALCOMM, Inc.	2,107,490
200,000	Rambus, Inc. (a)	2,702,000
12,750	Research In Motion Ltd. (a)	2,728,500
8,400	Silicon Laboratories, Inc. (a)	292,572
60,000	Stratasys, Inc. (a)	2,640,600
164,800	Symantec Corp. (a)	3,164,160
173,800	Texas Instruments, Inc.	6,116,022
24,000	Trimble Navigation Ltd. (a)	792,720
1,138	Verigy Ltd (a)	27,835
110,000	VeriSign, Inc. (a)	3,265,900
199,100	Yahoo!, Inc. (a)	4,629,075
		131,947,778
	Materials - 0.9%
9,500	Minerals Technologies, Inc.	614,365
18,800	Monsanto Co.	1,211,660
23,800	Praxair, Inc.	1,823,556
		3,649,581
	Telecommunication Services - 2.1%
121,800	NeuStar, Inc. - Class A (a)	3,512,712
223,750	Sprint Corp.	4,593,588
		8,106,300
	TOTAL COMMON STOCKS
	(Cost $340,367,303)	$371,408,209
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 6.0%
$23,527,538	Dreyfus Treasury Cash Management	$23,527,538
	TOTAL SHORT TERM INVESTMENTS
	(Cost $23,527,538)	23,527,538
	TOTAL INVESTMENTS
	(Cost $363,894,841^) - 100.3%	394,935,747
	Liabilities in Excess of Other Assets - (0.3)%	-1,375,107
	TOTAL NET ASSETS - 100.0%	$393,560,640

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Shares		Value

^ The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows:
	Cost of investments	$363,894,841
	Gross unrealized appreciation	46,854,592
	Gross unrealized depreciation	(15,813,687)
	Net unrealized appreciation	$31,040,906

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2007 - (Unaudited)

Shares		Value
	COMMON STOCKS - 95.1%
	Consumer Discretionary - 7.2%
17,800	99 Cents Only Stores (a)	$216,626
31,000	AC Moore Arts & Crafts, Inc. (a)	560,480
63,000	Amazon.Com, Inc. (a)	4,948,020
6,000	Blue Nile, Inc. (a)	453,660
9,750	California Pizza Kitchen, Inc. (a)	185,055
61,800	CarMax, Inc. (a)	1,478,874
207,800	Chico's FAS, Inc. (a)	4,023,008
74,400	DIRECTV Group, Inc. (The) (a)	1,667,304
152,000	Gentex Corp.	3,000,480
599,000	Quiksilver, Inc. (a)	7,685,170
		24,218,677
	Consumer Staples - 2.1%
756,300	American Italian Pasta Co. - Class A (a)	6,163,845
66,100	Cott Corp. (a)	813,691
		6,977,536
	Energy - 4.6%
83,600	Arch Coal, Inc.	2,498,804
34,000	EOG Resources, Inc.	2,383,400
29,000	Hanover Compressor Co. (a)	691,070
20,000	National Oilwell Varco, Inc. (a)	2,402,200
900	Noble Corp.	92,214
60,000	Oceaneering International, Inc. (a)	3,369,600
2,000	Pioneer Natural Resources Co.	91,000
5,350	Pogo Producing Co.	284,941
38,200	Pride International, Inc. (a)	1,338,910
20,000	Transocean, Inc. (a)	2,149,000
		15,301,139
	Financials - 3.7%
122,000	Advance America Cash Advance Centers, Inc.	1,789,740
136,600	Hanmi Financial Corp.	1,980,700
486,520	MarketAxess Holdings, Inc. (a)	8,081,097
12,650	MBIA, Inc.	709,665
		12,561,202
	Health Care - 23.9%
338,200	Abiomed, Inc. (a)	3,496,988
282,500	Affymetrix, Inc. (a)	6,887,350
8,000	Alcon, Inc.	1,092,000
40,000	Biogen Idec, Inc. (a)	2,261,600
20,000	BioMarin Pharmaceuticals, Inc. (a)	361,200
596,700	Boston Scientific Corp. (a)	7,846,605
610,000	Cardica, Inc. (a)(b)	3,611,200
589,798	Conceptus, Inc. (a)	9,554,728
199,000	Dendreon Corp. (a)	1,514,390
850,000	Dyax Corp. (a)	3,298,000
21,600	Greatbatch, Inc. (a)	670,248
60,000	Kinetic Concepts, Inc. (a)	3,688,800
412,700	Medarex, Inc. (a)	5,843,832
180,000	Micrus Endovascular Corp. (a)	4,233,600
1,063,900	Pharmacyclics, Inc. (a)	2,404,414
277,400	Possis Medical, Inc. (a)	3,084,688
47,800	Roche Holding AG - CHF	8,535,430
292,000	Senomyx, Inc. (a)	3,238,280
153,550	Sepracor, Inc. (a)	4,319,361
96,000	SurModics, Inc. (a)	4,403,520
		80,346,234

	Industrials - 6.6%
103,000	Alaska Air Group, Inc. (a)	2,402,990
220,000	AMR Corp. (a)	5,429,600
4,500	Avery Dennison Corp.	276,030
4,000	Granite Construction, Inc.	259,960
116,325	JetBlue Airways Corp. (a)	1,145,801
50,000	Monster Worldwide, Inc. (a)	1,944,500
56,400	Pall Corp.	2,341,728
286,300	Southwest Airlines Co.	4,483,458
95,000	US Airways Group, Inc. (a)	2,945,950
54,559	Vitran Corp, Inc. (a)	1,096,636
		22,326,653
	Information Technology - 45.4%
46,900	Adobe Systems, Inc. (a)	1,889,601
4,200	Agilent Technologies, Inc. (a)	160,230
72,000	Akamai Technologies, Inc. (a)	2,445,120
412,000	Altera Corp.	9,558,400
264,350	ASML Holding N.V. - ADR (a)	7,814,186
286,500	Avid Technology, Inc. (a)	9,196,650
339,200	Avocent Corp. (a)	9,277,120
738,400	Brocade Communications Systems, Inc. (a)	5,198,336
28,050	Comverse Technology, Inc. (a)	540,524
174,600	Cymer, Inc. (a)	7,464,150
90,000	eBay, Inc. (a)	2,916,000
77,500	Emulex Corp. (a)	1,534,500
8,500	eSpeed, Inc. - Class A (a)	68,850
64,000	Faro Technologies, Inc. (a)	2,382,720
369,400	FormFactor, Inc. (a)	14,181,266
7,600	Google, Inc. (a)	3,876,000
75,000	Guidance Software, Inc. (a)	887,250
62,400	Intermec, Inc. (a)	1,599,312
39,000	Internap Network Svcs Corp. (a)	574,860
192,200	Intuit, Inc. (a)	5,504,608
138,900	KLA-Tencor Corp.	7,888,131
85,300	McAfee, Inc. (a)	3,058,858
156,500	Micron Technology, Inc. (a)	1,857,655
166,700	NAVTEQ Corp. (a)	9,023,471
65,850	Nortel Networks Corp. (a)	1,424,994
155,000	Nuance Communications, Inc. (a)	2,554,400
59,700	NVIDIA Corp. (a)	2,731,872
528,500	Opsware, Inc. (a)	7,451,850
51,250	RADVISION Ltd. (a)	875,863
230,000	Rambus, Inc. (a)	3,107,300
17,100	Research In Motion Ltd. (a)	3,659,400
6,000	Silicon Laboratories, Inc. (a)	208,980
232,000	SonicWALL, Inc. (a)	2,050,880
107,000	Stratasys, Inc. (a)	4,709,070
300,000	Sycamore Networks, Inc. (a)	1,248,000
143,100	Symantec Corp. (a)	2,747,520
20,900	THQ, Inc. (a)	601,084
32,000	Trimble Navigation Ltd. (a)	1,056,960
514	Verigy Ltd (a)	12,572
112,700	VeriSign, Inc. (a)	3,346,063
250,200	Yahoo!, Inc. (a)	5,817,150
		152,501,756

	Materials - 0.3%
11,400	Minerals Technologies, Inc.	737,238
4,800	Monsanto Co.	309,360
		1,046,598
	Telecommunication Services - 1.3%
130,500	NeuStar, Inc. - Class A (a)	3,763,620
153,000	InPhonic, Inc. (a)	550,800
		4,314,420

	TOTAL COMMON STOCKS
	(Cost $301,455,488)	$319,594,215
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 5.9%
$19,734,323	Dreyfus Treasury Cash Management	$19,734,323
	TOTAL SHORT TERM INVESTMENTS
	(Cost $19,734,322)	19,734,323
	TOTAL INVESTMENTS
	(Cost $321,189,810^) - 101.0%	339,328,538
	Liabilities in Excess of Other Assets - (1.0)%	-3,445,441
	TOTAL NET ASSETS - 100.0%	$335,883,097

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.
(b)	Affiliated company; the fund owns 5% or more of the outstanding voting securities of the issuer.

		Value

^ The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows:
	Cost of investments	$321,189,810
	Gross unrealized appreciation	40,124,235
	Gross unrealized depreciation	(21,985,508)
	Net unrealized appreciation	$18,138,727

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PRIMECAP Odyssey Funds

By (Signature and Title)                      /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date                                                        9/19/07

By (Signature and Title)                     /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date                                                       9/19/07

By (Signature and Title)                      /s/ Theo A. Kolokotrones
                                                Theo A. Kolokotrones, Co-Chief Executive

Date                                                      9/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date                                                         9/19/07

By (Signature and Title)*                   /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date                                                        9/19/07

By (Signature and Title)*                    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date                                                        9/19/07

By (Signature and Title)*                   /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date                                                        9/19/07

* Print the name and title of each signing officer under his or her signature.